10-Q Notes payable - Schedule of carrying values and fair values of notes payable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Carrying value
Notes payable
Debt, fair value	$ 573,330	$ 554,723	$ 579,403
Fair value
Notes payable
Debt, fair value	$ 584,069	$ 546,068	$ 560,171